Prepaid gold interests and investments - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments and prepaid gold interests
Total prepaid gold interests	$ 49,539	$ 40,248
Current portion	14,252	7,699
Non-current portion	35,287	32,549
Gain (loss) excluding investments as a result of changes in fair value of financial assets	14,300	4,600
Auramet
Investments and prepaid gold interests
Total prepaid gold interests	46,082	40,248
Steppe Gold
Investments and prepaid gold interests
Total prepaid gold interests	$ 3,457	$ 0